Summary of significant accounting policies	Apr. 01, 2021
Accounting Policies [Abstract]
Summary of significant accounting policies

2.Summary of significant accounting policies

Basis of accounting

The balance sheet has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Separate statements of operations, comprehensive income, changes in stockholder’s equity, and cash flows have not been presented in the financial statements because there have been no activities in this entity.